Fair Value Measurements - Schedule of Fair Value of Assets Measured on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], Impaired Loans [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 9,029	$ 9,856
Level III [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 9,029	$ 9,856